Equity Method Investment - Summarized Income Statement Data (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2012 Baimo and Fengmingxuan [Member] CNY
Schedule of Equity Method Investments [Line Items]
Revenues	$ 59,507,459	369,219,983	328,843,318	185,218,681		3,133,900
Gross profit	37,904,494	235,182,227	234,698,575	110,405,583		1,964,361
Operating loss	12,659,796	78,548,970	(89,517,552)	(4,835,419)	3,251,349	1,696,790
Net loss	$ 7,601,366	47,163,433	(91,814,892)	(15,168,024)	3,251,349	1,686,296